License Agreements - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2022	Dec. 31, 2021
Research and development				$ 37,013	$ 40,177
Stanford License Agreements [Member] | Stanford [Member]
Payments for milestone agreement or earned royalties on achievement of milestones			$ 5,000
Payments for achievement of specified development and regulatory milestones	$ 400
Research and development				200	100
Payments for milestone agreement on achievement of milestones				0
U C S F License And Option Agreements [Member] | Stanford [Member]
Research and development				100	50,000
Payments for milestone agreement on achievement of milestones				0
Distributed Bio Subscription Agreement [Member]
Payments for achievement of specified development and regulatory milestones		$ 5,900
Distributed Bio Subscription Agreement [Member] | Stanford [Member]
Research and development				200	300
Payments for milestone agreement on achievement of milestones				$ 100	$ 50,000
Maximum [Member] | Stanford License Agreements [Member] | Stanford [Member]
Payments for milestone agreement or earned royalties on achievement of milestones			$ 900